Segment Information Reconciled to Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Segment Reporting Information [Line Items]
Lease rental income		$ 144,774	$ 156,243	$ 290,252		$ 312,357
Trading container margin		571	2,224	1,220		4,204
Gain on sale of owned fleet containers, net		5,640	5,404	11,434		12,171
Depreciation expense	[1]	63,848	64,135	130,682	[2]	126,599	[2]
Container lessee default recovery, net		1,671		1,683
Container lessee default expense, net			8,555			7,902
Interest expense		30,022	38,213	66,134		75,729
Realized (loss) gain on derivative instruments, net		(3,267)	1,095	(4,793)		2,539
Unrealized gain (loss) on derivative instruments, net		1,342	(10,099)	(13,595)		(15,837)
Segment income (loss) before income tax and noncontrolling interests		17,371	(570)	11,430		16,958
Total assets		5,163,212	5,173,648	5,163,212		5,173,648		$ 5,202,617
Purchase of containers and fixed assets		173,054	221,956	180,203		391,846
Payments on container leaseback financing receivable		9,919	229,112	9,919		229,112
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		128,648	130,439	258,720		260,000
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income		16,126	25,804	31,532		52,357
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income		128,298	130,128	258,148		259,315
Gain on sale of owned fleet containers, net		5,640	5,404	11,434		12,171
Depreciation expense		65,553	65,784	133,909		129,852
Container lessee default recovery, net		1,671		1,683
Container lessee default expense, net			8,555			7,902
Interest expense		29,898	38,134	65,854		75,650
Realized (loss) gain on derivative instruments, net		(3,267)	1,095	(4,793)		2,539
Unrealized gain (loss) on derivative instruments, net		1,342	(10,099)	(13,595)		(15,837)
Segment income (loss) before income tax and noncontrolling interests		10,976	(11,748)	(1,075)		(4,411)
Total assets		5,068,020	5,027,668	5,068,020		5,027,668
Purchase of containers and fixed assets		173,160	210,086	180,117		379,903
Payments on container leaseback financing receivable		9,919	229,112	9,919		229,112
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		128,298	130,128	258,148		259,315
Container Management
Segment Reporting Information [Line Items]
Lease rental income		16,476	26,115	32,104		53,042
Depreciation expense		169	202	510		374
Interest expense		124	79	280		79
Segment income (loss) before income tax and noncontrolling interests		4,320	10,196	6,930		17,058
Total assets		173,054	186,708	173,054		186,708
Purchase of containers and fixed assets		(106)	11,870	86		11,943
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		350	311	572		685
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income		16,126	25,804	31,532		52,357
Container Resale
Segment Reporting Information [Line Items]
Trading container margin		571	2,224	1,220		4,204
Segment income (loss) before income tax and noncontrolling interests		3,390	5,551	6,148		10,126
Total assets		12,759	34,085	12,759		34,085
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income tax and noncontrolling interests		(927)	(959)	(1,989)		(1,880)
Total assets		10,921	10,978	10,921		10,978
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		544	1,940	2,028		4,241
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue		544	1,940	2,028		4,241
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue		98	52	196		104
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue		12,152	15,494	21,897		27,985
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue		(565)	413	(10)		1,391
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue		2,687	2,994	5,108		5,521
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue		1,011	1,475	1,842		2,746
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense		(1,874)	(1,851)	(3,737)		(3,627)
Segment income (loss) before income tax and noncontrolling interests		(388)	(3,610)	1,416		(3,935)
Total assets		(101,542)	(85,791)	(101,542)		(85,791)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		$ (14,839)	$ (18,488)	$ (27,005)		$ (33,506)

[1]	Amounts to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the three and six months ended June 30, 2019 have been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.
[2]	Amount to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the period ended June 30, 2019 has been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.